American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2019

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.4%
Diversified Bond Fund Investor Class	8,166,559	89,995,485
Inflation-Adjusted Bond Fund Investor Class	3,703,190	43,512,478
NT High Income Fund Investor Class	899,252	8,632,818
Short Duration Fund Investor Class	2,988,724	30,544,760
Short Duration Inflation Protection Bond Fund Investor Class	5,489,902	56,545,994
		229,231,535
Domestic Equity Funds — 25.1%
Core Equity Plus Fund Investor Class	437,410	6,272,459
Equity Growth Fund Investor Class	663,042	21,535,606
Growth Fund Investor Class	454,130	16,257,849
Heritage Fund Investor Class	247,000	5,369,769
Large Company Value Fund Investor Class	2,401,163	25,380,292
Mid Cap Value Fund Investor Class	1,153,130	18,657,643
NT Disciplined Growth Fund Investor Class	349,197	4,420,829
Real Estate Fund Investor Class	204,383	6,763,049
Small Cap Growth Fund Investor Class	4,926	86,408
Small Cap Value Fund Investor Class	11,283	85,413
Small Company Fund Investor Class	319,594	4,266,574
Sustainable Equity Fund Investor Class	24,213	736,073
		109,831,964
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	629,323	6,582,717
Global Bond Fund Investor Class	3,344,865	34,920,388
International Bond Fund Investor Class	2,325,947	30,655,984
		72,159,089
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	26,093,317	26,093,317
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $386,676,844)		437,315,905
OTHER ASSETS AND LIABILITIES†		2,146
TOTAL NET ASSETS — 100.0%		$437,318,051

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$87,848	$3,292	$2,424	$1,280	$89,996	8,167	$37	$559
Inflation-Adjusted Bond Fund	42,705	626	195	376	43,512	3,703	(7)	—
NT High Income Fund	8,557	138	—	(62)	8,633	899	—	117
Short Duration Fund	29,869	645	59	90	30,545	2,989	(2)	189
Short Duration Inflation Protection Bond Fund	55,405	1,099	124	166	56,546	5,490	(3)	—
Core Equity Plus Fund	6,430	346	269	(235)	6,272	437	(14)	215
Equity Growth Fund	21,153	853	632	162	21,536	663	11	52
Growth Fund	13,728	2,740	421	211	16,258	454	10	—
Heritage Fund	5,372	161	—	(163)	5,370	247	—	—
Large Company Value Fund	26,421	1,296	2,554	217	25,380	2,401	399	103
Mid Cap Value Fund	18,069	739	544	394	18,658	1,153	23	66
NT Disciplined Growth Fund	4,298	92	—	31	4,421	349	—	—
Real Estate Fund	6,391	34	211	549	6,763	204	133	34
Small Cap Growth Fund	—	86	—	—	86	5	—	—
Small Cap Value Fund	—	86	—	(1)	85	11	—	—
Small Company Fund	4,216	230	165	(14)	4,267	320	1	11
Sustainable Equity Fund	—	736	—	—	736	24	—	—
Emerging Markets Debt Fund	6,493	65	—	25	6,583	629	—	66
Global Bond Fund	34,286	317	80	397	34,920	3,345	3	—
International Bond Fund	29,693	593	—	370	30,656	2,326	—	—
U.S. Government Money Market Fund	25,601	492	—	—	26,093	26,093	—	108
	$426,535	$14,666	$7,678	$3,793	$437,316	59,909	$591	$1,520

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.